Financial instruments (Details 6) - Non-derivative financial liabilities designated to hedge accounting - USD R$ in Thousands	Dec. 31, 2017 BRL (R$)
Maturities of financial liabilities designated
Total nominal value US$	R$ 5,550,205
2019
Maturities of financial liabilities designated
Total nominal value US$	733,980
2020
Maturities of financial liabilities designated
Total nominal value US$	724,000
2021
Maturities of financial liabilities designated
Total nominal value US$	716,000
2022
Maturities of financial liabilities designated
Total nominal value US$	719,000
2023
Maturities of financial liabilities designated
Total nominal value US$	718,372
2024
Maturities of financial liabilities designated
Total nominal value US$	688,853
2028
Maturities of financial liabilities designated
Total nominal value US$	R$ 1,250,000